Acquisitions	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
Acquisitions

Note 4. Acquisitions

The Company can enhance its business and market share by entering into new markets in various ways, including starting up a new location or acquiring a business consisting of container, modular unit or mobile office assets of another entity. An acquisition generally provides the Company with operations that enables it to at least cover existing overhead costs and is preferable to a start-up or greenfield location. The businesses discussed below were acquired primarily to expand the Company’s container lease fleet.

On August 1, 2012, the Company, through Royal Wolf, purchased the business of Tassay Pty Ltd., d.b.a. “Rockhampton Container Sales,” for approximately $656,000 (AUS$624,000), which included a holdback amount of $32,000 (AUS$31,000) . Rockhampton Container Sales leases and sells containers and is based in Rockhampton, Queensland.

On August 17, 2012, the Company, through Pac-Van, purchased the business of Camelback Container Services, LLC (“Camelback”) for $178,000, which included a holdback amount of $16,000. Camelback performs, among other things, custom modifications of ground level offices and storage containers in Phoenix, Arizona.

On September 17, 2012, the Company, through Pac-Van, purchased the business of Container Connection, LLC (“Container Connection”) for $1,534,000, which included a holdback amount of $207,000. Container Connection leases and sells containers in Albany, Georgia and Orlando, Florida.

On October 1, 2012, the Company, through GFNMC, acquired 90% of the membership interests of Southern Frac for $6,969,000; which included a noninterest-bearing holdback note of $2,000,000 payable over three years and, therefore, discounted to $1,572,000 at the date of acquisition. Funding for this acquisition included $2,000,000 from borrowings under a new $15,000,000 senior credit facility with Wells Fargo Bank, National Association (“Wells Fargo SF Credit Facility” – see Note 5) and $750,000 from the issuance of 750 shares of Series C Preferred Stock (see Note 3). In conjunction with the acquisition of Southern Frac, GFNMC entered into an agreement with the 10% noncontrolling interest holder for a call option that provides that for the period commencing on April 1, 2013 through October 1, 2017, GFNMC may purchase the noncontrolling interest for an initial price of $1,500,000, with incremental increases of $250,000 for each of the subsequent seven six-month periods. Southern Frac manufactures portable liquid storage containers in Waxahachie, Texas.

On November 5, 2012, the Company, through Royal Wolf, purchased the businesses of Australian Container & Engineering Services Pty Limited, Container Engineering North Queensland Pty Limited and Australian Container Traders Pty Limited, collectively “Coral Seas Containers,” for approximately $5,618,000 (AUS$5,434,000), which included a holdback amount of $289,000 (AUS$280,000). Coral Seas Containers, among other things, leases and sells containers and is based in Queensland.

On November 22, 2012, the Company, through Royal Wolf, purchased the business of Cairns Containers Pty Limited (“Cairns Containers”) for approximately $845,000 (AUS$814,000), which included a holdback amount of $44,000 (AUS$43,000). Cairns Container leases and sells containers and is based in Cairns, Queensland.

The accompanying condensed consolidated financial statements include the operations of the acquired businesses from the dates of acquisition. The allocations for the acquisitions in FY 2013 to tangible and intangible assets acquired and liabilities assumed based on their estimated fair market values were as follows (in thousands):

	Southern Frac October 1, 2012	Coral Seas Containers November 5, 2012	Other Acquisitions	Total
Fair value of the net tangible assets acquired and liabilities assumed:
Restricted cash	$1,000	$—	$—	$1,000
Trade and other receivables	3,203	14	1	3,218
Inventories	2,296	528	28	2,852
Prepaid expenses and other	152	—	4	156
Property, plant and equipment	2,892	107	224	3,223
Lease fleet	—	3,649	2,666	6,315
Accounts payables and accrued liabilities	(6,202)	(177)	(99)	(6,478)
Income taxes payable	—	—	—	—
Unearned revenue and advance payments	—	(8)	(15)	(23)
Long-term debt and obligations	(47)	—	—	(47)
Noncontrolling interest	(889)	—	—	(889)

Total net tangible assets acquired, liabilities assumed and noncontrolling interest	2,405	4,113	2,809	9,327
Fair value of intangible assets acquired:
Non-compete agreement	71	580	331	982
Customer lists	1,112	295	250	1,657
Trade name	387	—	—	387
Other	261	—	—	261
Goodwill	2,733	630	38	3,401

Total intangible assets acquired	4,564	1,505	619	6,688

Total purchase allocation	$6,969	$5,618	$3,428	$16,015

The estimated fair value of the tangible and intangible assets acquired and liabilities assumed exceeded the purchase prices of Rockhampton Container Sales and Container Connection resulting in estimated bargain purchase gains of $55,000 and $160,000, respectively. These gains have been recorded as non-operating income in the accompanying condensed consolidated statements of operations.

Transaction costs are expensed as incurred and included in selling and general expenses in the accompanying condensed consolidated statements of operations. Transaction costs associated with the Southern Frac acquisition totaled approximately $200,000 and were not material for the other acquisitions in FY 2013.

Note 4. Acquisitions

FY 2011 Acquisitions

In two separate transactions, on October 1, 2010 and on January 14, 2011, the Company, through Pac-Van, purchased the business of Advanced Mobile Storage (“AMS”) for a total of $990,000; which included the issuance of 110 shares of redeemable preferred stock (see Note 3). The total purchase price has been allocated to tangible (lease fleet) and intangible (customer base and non-compete agreement) assets acquired, based on their estimated fair market values, and totaled $893,000 and $193,000, respectively, less trade payables and accrued liabilities assumed of $96,000.

FY 2012 Acquisitions

Effective May 1, 2012, the Company, through Pac-Van, purchased the business of Handysides Developments Ltd., d.b.a. “Container King,” for $1,721,000 (C$1,692,000). Container King leases and sells containers and is located in Alberta, Canada.

On May 31, 2012, the Company, through Royal Wolf, purchased the business of ContainerTech Hire Ltd. and ContainerTech Services Ltd., divisions of ContainerTech Group Ltd. (“Container Tech”) for $2,910,000 (NZ$3,798,000). Container Tech leases, sells and modifies container products and is located in New Zealand.

The accompanying consolidated financial statements include the operations of the acquired businesses from the dates of acquisition. The allocation for the acquisitions in FY 2012 to tangible and intangible assets acquired and liabilities assumed based on their estimated fair market values were as follows (in thousands):

	Container King May 1, 2012	Container Tech May 31, 2012	Total
Fair value of the net tangible assets acquired and liabilities assumed:
Trade and other receivables	$197	$—	$197
Inventories (primarily containers)	546	—	546
Property, plant and equipment	421	125	546
Lease fleet	292	2,020	2,312
Trade payables and accrued liabilities	(413)	(77)	(490)
Income taxes payable	(53)	—	(53)
Unearned revenue and advance payments	(14)	(23)	(37)
Long-term debt and obligations	—	—	—
Deferred tax liabilities	(189)	—	(189)

Total net tangible assets acquired and liabilities assumed	787	2,045	2,832
Fair value of intangible assets acquired:
Non-compete agreement	48	249	297
Customer lists	262	197	459
Trade name	44	—	44
Goodwill	580	419	999

Total intangible assets acquired	934	865	1,799

Total purchase consideration	$1,721	$2,910	$4,631

The Company can enhance its business and enter new markets in various ways, including starting up a new location or acquiring a business consisting of container, modular unit or mobile office assets of another entity. An acquisition generally provides the Company with operations that enables it to at least cover existing overhead costs and is preferable to a start-up or greenfield location. The businesses discussed above were acquired primarily to expand the Company’s container lease fleet.

Goodwill recognized is attributable primarily to expected corporate synergies, the assembled workforce and other factors. None of the goodwill is deductible for U.S. income tax purposes. The Company incurred approximately $100,000 of transaction costs associated with acquisitions during FY 2012 that were expensed as incurred and are included in selling and general expenses in the accompanying consolidated statements of operations.